Share-based Payment - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Stock Option Plan - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price and share price		$ 25.41	$ 56.91	$ 19.25
Risk-free interest		0.94%	0.46%
Estimated life (years)	3 years 6 months 14 days	4 years 3 months 14 days	3 years 8 months 26 days
Expected volatility		82.73%	98.65%